Supplement dated February 24, 2010 to your Prospectus dated May 1, 2009

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042	HV-3574 - PremierSolutions (Standard)

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042	HV-3574 - PremierSolutions (Standard)

Supplement dated February 24, 2010 to your Prospectus dated May 1, 2009

FUND CLOSURE

JANUS ENTERPRISE FUND – CLASS S

The Janus Enterprise Fund Sub-Account is closed to Contracts issued on or after February 24, 2010.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.